Schedule I - Condensed Financial Information of Dryships Inc. - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Year ending December 31,
2015	$ 1,195,323
Total principal payments	5,636,323	5,728,049
Less: Financing fees and equity component of notes	(118,710)	(160,046)
Total debt	5,517,613	5,568,003
Dryships Inc.
Year ending December 31,
2015	494,406
Total principal payments	494,406
Less: Financing fees and equity component of notes	(6,961)
Total debt	$ 487,445